SHARE-BASED AND OTHER COMPENSATION PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of compensation costs
Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

	2016	2015	2014
	(In Millions)
Performance Units/Shares	$17	$18	$10
Stock Options	1	1	1
AXA Shareplan	14	16	10
Restricted Units	154	174	171
Other Compensation plans(1)	1	2	—
Total Compensation Expenses	$187	$211	$192

(1)	Other compensation plans include Stock Appreciation Rights, Restricted Stock and AXA Miles.

Summary of stock option activity
A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

	Options Outstanding
	AXA Ordinary Shares			AXA ADRs(3)		AB Holding Units
	Number Outstanding (In 000’s)	Weighted Average Exercise Price		Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price
Options Outstanding at January 1, 2016	12,602.1	€21.39		41.0	$27.28	5,398.5	$47.59
Options granted	594.3	€21.52		—	$—	54.5	$22.6
Options exercised	(568.2)	€14.93		—	$—	(358.3)	$17.1
Options forfeited, net		€—		—	$—	—	$—
Options expired/reinstated	(3,092.0)	27.8		3.9	26.06	(9.7)	$65.0
Options Outstanding at December 31, 2016	9,536.2	€21.02		44.9	$24.90	5,085.0	$49.5
Aggregate Intrinsic Value(1)		€30,077.2	(2)		$252.9		—
Weighted Average Remaining Contractual Term (in years)	3.1			1.89		2.00
Options Exercisable at December 31, 2016	7,169.4	€20.43		44.8	$24.90	4,700.9	$47.6
Aggregate Intrinsic Value(1)		€26,793.5			$252.9		—
Weighted Average Remaining Contractual Term (in years)	3.74			1.89		2.00

(1)
Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.

(2)	The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.

(3)	AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

Schedule of share-based payment award, valuation assumptions
Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

	AXA Ordinary Shares			AB Holding Units
	2016	2015	2014	2016	2015	2014
Dividend yield	6.49%	6.29%	6.38%	7.1%	7.1%	8.4%
Expected volatility	26.6%	23.68%	29.24%	31.0%	32.1%	48.9%
Risk-free interest rates	0.33%	0.92%	1.54%	1.3%	1.5%	1.5%
Expected life in years	8.1	8.2	8.2	6.0	6.0	6.0
Weighted average fair value per option at grant date	$2.06	$1.73	$2.89	$2.75	$4.13	$4.78

Schedule of share-based compensation, restricted stock units award activity
The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

	Shares of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2016	34,010	$18.43
Granted	13,909	$22.63
Vested	11,613	$23.81
Unvested as of December 31, 2016	36,306	$24.46